Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investment in associates		$ 4,612	$ 4,872
Business and asset disposal (including impairment losses)	[1]	183	(385)	$ (71)
Exceptional share of results of associates	[1]	104	(35)	(1,143)
Ghost Beverages LLC [Member]
Disclosure of associates [line items]
Business and asset disposal (including impairment losses)		437
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investment in associates		$ 141	$ 126	$ 106

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation was amended to conform to the 2023 and 2024 presentation.